SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) - Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	$ 1,265	$ 1,246
Changes in composition of related parties	157	447
Principal disbursed during the year	146	0
Principal repaid and refinanced during the year	(175)	(428)
Outstanding principal, end of year	$ 1,393	$ 1,265